Note 6 - Property and Equipment, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation, Depletion and Amortization, Total	$ 1,238	$ 1,059	$ 1,049